Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.4%
ATI, Inc.(1)	9,994	$ 1,146,911
Axon Enterprise, Inc.(1)	2,419	1,373,823
Carpenter Technology Corp.	3,442	1,083,679
Curtiss-Wright Corp.	1,114	614,115
General Electric Co.	13,765	4,240,033
HEICO Corp.	3,092	1,000,540
Howmet Aerospace, Inc.	12,072	2,475,001
Loar Holdings, Inc.(1)	2,079	141,372
Moog, Inc., Class A	825	200,929
Woodward, Inc.	2,068	625,198
		$12,901,601
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	3,980	$593,060
GXO Logistics, Inc.(1)	5,155	271,359
		$864,419
Automobile Components — 0.0%†
BorgWarner, Inc.	4,406	$198,534
		$198,534
Automobiles — 0.1%
Rivian Automotive, Inc., Class A(1)	51,405	$1,013,193
		$1,013,193
Banks — 0.6%
Cullen/Frost Bankers, Inc.	858	$108,648
First Citizens Bancshares, Inc., Class A	127	272,565
First Financial Bankshares, Inc.	3,855	115,149
Flagstar Bank NA	12,776	160,850
JPMorgan Chase & Co.	15,219	4,903,866
Pinnacle Financial Partners, Inc.	1,932	184,332
		$5,745,410
Beverages — 1.1%
Celsius Holdings, Inc.(1)	8,703	$398,075
Coca-Cola Co.	74,474	5,206,477
Coca-Cola Consolidated, Inc.	2,158	330,822
Keurig Dr. Pepper, Inc.	23,293	652,437
Monster Beverage Corp.(1)	30,560	2,343,035
PepsiCo, Inc.	8,561	1,228,675
Primo Brands Corp., Class A	14,811	242,160
		$10,401,681
Biotechnology — 2.5%
AbbVie, Inc.	43,607	$9,963,763
Alkermes PLC(1)	5,390	150,812
Alnylam Pharmaceuticals, Inc.(1)	3,439	1,367,518
Security	Shares	Value
Biotechnology (continued)
Amgen, Inc.	10,754	$ 3,519,892
BioMarin Pharmaceutical, Inc.(1)	6,207	368,882
Exact Sciences Corp.(1)	5,926	601,844
Exelixis, Inc.(1)	8,226	360,546
Gilead Sciences, Inc.	8,497	1,042,922
Halozyme Therapeutics, Inc.(1)	4,026	270,950
Incyte Corp.(1)	4,845	478,541
Insmed, Inc.(1)	3,203	557,450
Ionis Pharmaceuticals, Inc.(1)	3,054	241,602
Natera, Inc.(1)	1,733	397,013
Neurocrine Biosciences, Inc.(1)	3,142	445,630
Roivant Sciences Ltd.(1)	7,377	160,081
United Therapeutics Corp.(1)	841	409,777
Vertex Pharmaceuticals, Inc.(1)	6,522	2,956,814
		$23,294,037
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	194,869	$44,979,663
eBay, Inc.	6,895	600,554
Etsy, Inc.(1)	4,858	269,328
Ollie's Bargain Outlet Holdings, Inc.(1)	2,271	248,924
		$46,098,469
Building Products — 0.9%
A.O. Smith Corp.	3,873	$259,026
AAON, Inc.(2)	3,065	233,706
Advanced Drainage Systems, Inc.	2,070	299,798
Allegion PLC	3,018	480,526
Armstrong World Industries, Inc.	1,414	270,215
Builders FirstSource, Inc.(1)	1,051	108,137
Carlisle Cos., Inc.	1,124	359,523
CSW Industrials, Inc.	1,024	300,575
Johnson Controls International PLC	6,815	816,096
Lennox International, Inc.	1,122	544,821
Masco Corp.	4,865	308,733
Modine Manufacturing Co.(1)	3,815	509,341
Owens Corning	5,812	650,421
Simpson Manufacturing Co., Inc.	1,422	229,610
Trane Technologies PLC	6,711	2,611,921
Trex Co., Inc.(1)	6,539	229,388
Zurn Elkay Water Solutions Corp., Class C	4,301	199,954
		$8,411,791
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	571	$164,608
Ameriprise Financial, Inc.	1,354	663,920
Ares Management Corp., Class A	5,950	961,698
Bank of New York Mellon Corp.	8,093	939,516
Blackrock, Inc.	983	1,052,144
Blackstone, Inc.	10,880	1,677,043
Blue Owl Capital, Inc.(2)	20,554	307,077

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Cboe Global Markets, Inc.	3,128	$ 785,128
Charles Schwab Corp.	27,006	2,698,169
CME Group, Inc.	3,662	1,000,019
Coinbase Global, Inc., Class A(1)	2,986	675,254
Evercore, Inc., Class A	718	244,300
FactSet Research Systems, Inc.	1,429	414,682
Goldman Sachs Group, Inc.	359	315,561
Hamilton Lane, Inc., Class A	2,130	286,080
Houlihan Lokey, Inc.	1,960	341,412
Interactive Brokers Group, Inc., Class A	13,009	836,609
Intercontinental Exchange, Inc.	8,683	1,406,299
KKR & Co., Inc.	16,205	2,065,813
LPL Financial Holdings, Inc.	2,352	840,064
MarketAxess Holdings, Inc.	1,672	303,050
Moody's Corp.	4,615	2,357,573
Morningstar, Inc.	1,194	259,468
MSCI, Inc.	2,196	1,259,911
Nasdaq, Inc.	9,966	967,998
PJT Partners, Inc., Class A	1,479	247,289
S&P Global, Inc.	8,710	4,551,759
SEI Investments Co.	2,034	166,829
TPG, Inc.	3,443	219,801
Tradeweb Markets, Inc., Class A	3,944	424,138
		$28,433,212
Chemicals — 1.3%
Air Products and Chemicals, Inc.	6,148	$1,518,679
Axalta Coating Systems Ltd.(1)	3,409	110,145
Balchem Corp.	1,451	222,525
Celanese Corp.	2,456	103,840
Ecolab, Inc.	7,594	1,993,577
International Flavors & Fragrances, Inc.	4,026	271,312
Linde PLC	11,695	4,986,631
PPG Industries, Inc.	2,044	209,428
RPM International, Inc.	2,585	268,840
Sherwin-Williams Co.	6,977	2,260,757
		$11,945,734
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A(1)	2,814	$275,603
Cintas Corp.	8,794	1,653,888
Clean Harbors, Inc.(1)	1,534	359,692
Copart, Inc.(1)	26,390	1,033,168
MSA Safety, Inc.	1,783	285,530
Republic Services, Inc.	5,710	1,210,120
Tetra Tech, Inc.	8,741	293,173
Veralto Corp.	7,874	785,668
Waste Management, Inc.	10,234	2,248,512
		$8,145,354
Security	Shares	Value
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	27,120	$ 3,553,534
Ciena Corp.(1)	3,876	906,480
Cisco Systems, Inc.	67,933	5,232,879
F5, Inc.(1)	1,733	442,365
Lumentum Holdings, Inc.(1)(2)	1,690	622,917
Motorola Solutions, Inc.	4,596	1,761,739
		$ 12,519,914
Construction & Engineering — 0.6%
AECOM	2,272	$216,590
Comfort Systems USA, Inc.	1,027	958,489
Dycom Industries, Inc.(1)	928	313,571
EMCOR Group, Inc.	1,365	835,093
IES Holdings, Inc.(1)	476	185,174
MasTec, Inc.(1)	1,997	434,088
Quanta Services, Inc.	3,968	1,674,734
Sterling Infrastructure, Inc.(1)	963	294,899
Valmont Industries, Inc.	428	172,193
WillScot Holdings Corp.	9,563	180,071
		$5,264,902
Construction Materials — 0.4%
CRH PLC	13,967	$1,743,082
Knife River Corp.(1)	4,861	341,971
Vulcan Materials Co.	7,305	2,083,532
		$4,168,585
Consumer Finance — 0.5%
American Express Co.	10,435	$3,860,428
Credit Acceptance Corp.(1)(2)	378	167,628
FirstCash Holdings, Inc.	1,253	199,703
SLM Corp.	3,968	107,374
SoFi Technologies, Inc.(1)	21,216	555,435
		$4,890,568
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.(1)	2,873	$258,656
Casey's General Stores, Inc.	1,343	742,290
Costco Wholesale Corp.	10,581	9,124,420
Dollar Tree, Inc.(1)	5,526	679,753
Maplebear, Inc.(1)	8,443	379,766
Performance Food Group Co.(1)	3,088	277,673
Sprouts Farmers Market, Inc.(1)	6,102	486,146
U.S. Foods Holding Corp.(1)	5,611	422,621
Walmart, Inc.	74,242	8,271,301
		$20,642,626
Containers & Packaging — 0.2%
AptarGroup, Inc.	2,276	$277,581
Avery Dennison Corp.	1,016	184,790

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging (continued)
Ball Corp.	4,946	$ 261,990
Crown Holdings, Inc.	1,748	179,991
Packaging Corp. of America	1,030	212,417
Smurfit WestRock PLC	7,036	272,082
		$ 1,388,851
Distributors — 0.0%†
Pool Corp.	1,113	$ 254,599
		$ 254,599
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	2,205	$228,151
Bright Horizons Family Solutions, Inc.(1)	2,670	270,738
Duolingo, Inc.(1)	1,753	307,652
H&R Block, Inc.	4,991	217,508
Service Corp. International	2,052	159,994
Stride, Inc.(1)	3,240	210,373
		$1,394,416
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	3,626	$107,547
		$107,547
Electric Utilities — 0.6%
Constellation Energy Corp.	8,167	$2,885,156
NextEra Energy, Inc.	25,652	2,059,342
NRG Energy, Inc.	2,303	366,730
		$5,311,228
Electrical Equipment — 1.7%
Acuity, Inc.	979	$352,479
AMETEK, Inc.	6,166	1,265,941
Eaton Corp. PLC	12,084	3,848,875
Emerson Electric Co.	7,266	964,344
GE Vernova, Inc.	7,170	4,686,097
Hubbell, Inc.	1,647	731,449
Nextpower, Inc., Class A(1)	5,323	463,687
nVent Electric PLC	2,260	230,452
Regal Rexnord Corp.	1,782	250,050
Rockwell Automation, Inc.	3,380	1,315,057
Vertiv Holdings Co., Class A	12,431	2,013,946
		$16,122,377
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	35,861	$4,846,255
Badger Meter, Inc.	1,580	275,568
CDW Corp.	2,014	274,307
Cognex Corp.	5,135	184,757
Coherent Corp.(1)	3,708	684,386
Corning, Inc.	21,328	1,867,480
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Flex Ltd.(1)	2,212	$ 133,649
Itron, Inc.(1)	2,025	188,041
Jabil, Inc.	2,991	682,008
Keysight Technologies, Inc.(1)	5,556	1,128,924
Littelfuse, Inc.	916	231,675
Ralliant Corp.	5,251	267,328
TE Connectivity PLC	8,915	2,028,252
Teledyne Technologies, Inc.(1)	1,005	513,284
Trimble, Inc.(1)	4,664	365,424
Vontier Corp.	5,474	203,523
Zebra Technologies Corp., Class A(1)	1,261	306,196
		$14,181,057
Energy Equipment & Services — 0.0%†
Baker Hughes Co.	5,276	$240,269
		$240,269
Entertainment — 1.5%
Electronic Arts, Inc.	6,471	$1,322,219
Liberty Media Corp.-Liberty Formula One, Class A(1)	9,013	805,582
Netflix, Inc.(1)	98,662	9,250,549
Roku, Inc.(1)	3,005	326,013
Take-Two Interactive Software, Inc.(1)	1,710	437,811
Walt Disney Co.	17,654	2,008,496
Warner Music Group Corp., Class A	4,826	148,013
		$14,298,683
Financial Services — 3.5%
Affirm Holdings, Inc.(1)	8,279	$616,206
Apollo Global Management, Inc.	11,020	1,595,255
Corebridge Financial, Inc.	3,000	90,510
Corpay, Inc.(1)	2,249	676,792
Equitable Holdings, Inc.	4,528	215,759
Euronet Worldwide, Inc.(1)	2,211	168,279
Fidelity National Information Services, Inc.	14,341	953,103
Fiserv, Inc.(1)	16,021	1,076,131
Jack Henry & Associates, Inc.	2,395	437,040
Jackson Financial, Inc., Class A	2,891	308,325
Mastercard, Inc., Class A	19,949	11,388,485
PayPal Holdings, Inc.	11,760	686,549
Shift4 Payments, Inc., Class A(1)(2)	2,749	173,104
Toast, Inc., Class A(1)	16,365	581,121
Visa, Inc., Class A	39,941	14,007,708
		$32,974,367
Food Products — 0.3%
Darling Ingredients, Inc.(1)	2,787	$100,332
Hershey Co.	3,420	622,372
J.M. Smucker Co.	3,052	298,516
Lamb Weston Holdings, Inc.	7,152	299,597

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc.	3,811	$ 259,567
Mondelez International, Inc., Class A	19,818	1,066,803
		$ 2,647,187
Ground Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	1,455	$ 282,765
Landstar System, Inc.	1,455	209,084
Lyft, Inc., Class A(1)	16,039	310,675
Old Dominion Freight Line, Inc.	12,211	1,914,685
Saia, Inc.(1)	1,620	528,962
Uber Technologies, Inc.(1)	51,930	4,243,200
Union Pacific Corp.	12,027	2,782,086
XPO, Inc.(1)	3,466	471,064
		$10,742,521
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	19,609	$2,456,812
Align Technology, Inc.(1)	2,369	369,919
Baxter International, Inc.	9,733	185,998
Becton Dickinson & Co.	4,493	871,956
Boston Scientific Corp.(1)	37,202	3,547,211
Cooper Cos., Inc.(1)	4,142	339,478
DexCom, Inc.(1)	11,838	785,688
Edwards Lifesciences Corp.(1)	15,859	1,351,980
GE HealthCare Technologies, Inc.	2,018	165,516
Glaukos Corp.(1)	1,253	141,476
Globus Medical, Inc., Class A(1)	4,651	406,079
Hologic, Inc.(1)	6,232	464,222
IDEXX Laboratories, Inc.(1)	2,145	1,451,157
Insulet Corp.(1)	2,266	644,088
Intuitive Surgical, Inc.(1)	8,860	5,017,950
Medtronic PLC	4,662	447,832
Merit Medical Systems, Inc.(1)	2,387	210,390
Penumbra, Inc.(1)	1,251	388,948
ResMed, Inc.	4,178	1,006,355
STERIS PLC	2,673	677,659
Stryker Corp.	9,083	3,192,402
Teleflex, Inc.	2,377	290,089
Zimmer Biomet Holdings, Inc.	3,737	336,031
		$24,749,236
Health Care Providers & Services — 0.4%
Chemed Corp.	543	$232,328
CorVel Corp.(1)	2,694	182,303
DaVita, Inc.(1)	1,138	129,288
Encompass Health Corp.	1,862	197,633
Ensign Group, Inc.	1,743	303,630
Guardant Health, Inc.(1)	3,580	365,661
HCA Healthcare, Inc.	2,784	1,299,738
HealthEquity, Inc.(1)	2,924	267,868
Henry Schein, Inc.(1)	2,062	155,846
Security	Shares	Value
Health Care Providers & Services (continued)
Labcorp Holdings, Inc.	951	$ 238,587
Option Care Health, Inc.(1)	6,992	222,765
Quest Diagnostics, Inc.	988	171,448
		$ 3,767,095
Health Care REITs — 0.5%
American Healthcare REIT, Inc.	3,346	$ 157,463
CareTrust REIT, Inc.	7,522	271,996
Healthcare Realty Trust, Inc.	7,994	135,498
Ventas, Inc.	9,539	738,128
Welltower, Inc.	18,281	3,393,136
		$4,696,221
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	4,476	$999,178
Waystar Holding Corp.(1)	4,815	157,691
		$1,156,869
Hotel & Resort REITs — 0.0%†
Ryman Hospitality Properties, Inc.	1,285	$121,587
		$121,587
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A(1)	11,792	$1,600,410
Aramark	5,230	192,778
Booking Holdings, Inc.	838	4,487,766
Brinker International, Inc.(1)	2,152	308,855
Cava Group, Inc.(1)(2)	5,635	330,718
Chipotle Mexican Grill, Inc.(1)	59,209	2,190,733
Choice Hotels International, Inc.	1,560	148,606
Darden Restaurants, Inc.	3,072	565,309
Domino's Pizza, Inc.	1,561	650,656
DoorDash, Inc., Class A(1)	9,370	2,122,117
Hilton Worldwide Holdings, Inc.	6,929	1,990,355
Hyatt Hotels Corp., Class A(2)	1,650	264,528
Life Time Group Holdings, Inc.(1)	5,229	138,987
Marriott International, Inc., Class A	6,753	2,095,051
Planet Fitness, Inc., Class A(1)	3,044	330,183
Shake Shack, Inc., Class A(1)	2,994	243,023
Starbucks Corp.	31,413	2,645,289
Texas Roadhouse, Inc.	3,728	618,848
Vail Resorts, Inc.(2)	1,237	164,274
Wingstop, Inc.	1,517	361,789
Wyndham Hotels & Resorts, Inc.	2,698	203,861
Yum! Brands, Inc.	12,478	1,887,672
		$23,541,808
Household Durables — 0.1%
NVR, Inc.(1)	79	$576,129
Somnigroup International, Inc.	5,390	481,219

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
TopBuild Corp.(1)	678	$ 282,855
		$ 1,340,203
Household Products — 0.8%
Church & Dwight Co., Inc.	5,694	$ 477,442
Clorox Co.	1,592	160,521
Colgate-Palmolive Co.	19,575	1,546,817
Kimberly-Clark Corp.	4,326	436,450
Procter & Gamble Co.	32,884	4,712,606
		$7,333,836
Independent Power and Renewable Electricity Producers — 0.0%†
Brookfield Renewable Corp.(2)	5,556	$213,017
Clearway Energy, Inc., Class C	2,907	96,687
		$309,704
Industrial REITs — 0.1%
EastGroup Properties, Inc.	952	$169,589
First Industrial Realty Trust, Inc.	2,609	149,418
Lineage, Inc.	2,949	103,215
		$422,222
Insurance — 1.2%
Aon PLC, Class A	4,589	$1,619,366
Arch Capital Group Ltd.(1)	2,451	235,100
Arthur J. Gallagher & Co.	7,673	1,985,696
Brown & Brown, Inc.	9,934	791,740
Kinsale Capital Group, Inc.	741	289,820
Marsh & McLennan Cos., Inc.	10,627	1,971,521
Primerica, Inc.	829	214,180
Progressive Corp.	12,819	2,919,143
RLI Corp.	1,750	111,965
Ryan Specialty Holdings, Inc.	4,998	258,047
W.R. Berkley Corp.	2,569	180,138
Willis Towers Watson PLC	2,655	872,433
		$11,449,149
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A	145,243	$45,461,059
Pinterest, Inc., Class A(1)	18,704	484,247
Reddit, Inc., Class A(1)	3,694	849,140
Snap, Inc., Class A(1)	28,965	233,747
		$47,028,193
IT Services — 1.7%
Accenture PLC, Class A	12,796	$3,433,167
Akamai Technologies, Inc.(1)	3,966	346,033
Amdocs Ltd.	2,050	165,046
Cloudflare, Inc., Class A(1)	8,447	1,665,326
Cognizant Technology Solutions Corp., Class A	4,445	368,935
Security	Shares	Value
IT Services (continued)
EPAM Systems, Inc.(1)	1,892	$ 387,633
Gartner, Inc.(1)	1,972	497,496
GoDaddy, Inc., Class A(1)	4,139	513,567
International Business Machines Corp.	15,990	4,736,398
Kyndryl Holdings, Inc.(1)	5,602	148,789
MongoDB, Inc.(1)	2,141	898,556
Snowflake, Inc., Class A(1)	8,783	1,926,639
Twilio, Inc., Class A(1)	4,037	574,223
VeriSign, Inc.	2,807	681,961
		$16,343,769
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	7,044	$958,477
Bio-Techne Corp.	5,185	304,930
Bruker Corp.	5,405	254,630
Charles River Laboratories International, Inc.(1)	1,273	253,938
Danaher Corp.	8,322	1,905,072
Illumina, Inc.(1)	1,127	147,817
IQVIA Holdings, Inc.(1)	2,843	640,841
Medpace Holdings, Inc.(1)	853	479,087
Mettler-Toledo International, Inc.(1)	614	856,033
Repligen Corp.(1)	1,279	209,577
Revvity, Inc.	1,238	119,776
Thermo Fisher Scientific, Inc.	4,859	2,815,548
Waters Corp.(1)	1,862	707,243
West Pharmaceutical Services, Inc.	2,362	649,881
		$10,302,850
Machinery — 2.6%
AGCO Corp.	2,345	$244,630
Allison Transmission Holdings, Inc.	3,036	297,224
Caterpillar, Inc.	8,715	4,992,562
Chart Industries, Inc.(1)	1,739	358,634
Cummins, Inc.	1,565	798,854
Deere & Co.	3,615	1,683,036
Donaldson Co., Inc.	3,682	326,446
ESAB Corp.	2,539	283,657
ESCO Technologies, Inc.	1,167	228,020
Federal Signal Corp.	2,526	274,298
Flowserve Corp.	4,460	309,435
Fortive Corp.	7,136	393,979
Gates Industrial Corp. PLC(1)	6,297	135,197
Graco, Inc.	6,351	520,592
IDEX Corp.	2,133	379,546
Illinois Tool Works, Inc.	8,061	1,985,424
Ingersoll Rand, Inc.	13,022	1,031,603
ITT, Inc.	2,847	493,983
JBT Marel Corp.	1,270	191,351
Lincoln Electric Holdings, Inc.	1,998	478,801
Middleby Corp.(1)	820	121,909
Mueller Industries, Inc.	2,950	338,660

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Nordson Corp.	1,542	$ 370,743
Otis Worldwide Corp.	10,444	912,283
PACCAR, Inc.	3,053	334,334
Parker-Hannifin Corp.	3,274	2,877,715
Pentair PLC	4,404	458,633
RBC Bearings, Inc.(1)	1,129	506,277
Snap-on, Inc.	774	266,720
SPX Technologies, Inc.(1)	1,749	349,905
Toro Co.	2,469	194,360
Watts Water Technologies, Inc., Class A	1,100	303,622
Westinghouse Air Brake Technologies Corp.	5,377	1,147,721
Xylem, Inc.	5,278	718,758
		$24,308,912
Media — 0.1%
Liberty Broadband Corp., Class C(1)	3,078	$149,591
New York Times Co., Class A	5,351	371,466
Trade Desk, Inc., Class A(1)	13,794	523,620
		$1,044,677
Metals & Mining — 0.1%
Commercial Metals Co.	8,323	$576,118
Reliance, Inc.	559	161,478
Steel Dynamics, Inc.	1,471	249,261
		$986,857
Mortgage REITs — 0.1%
AGNC Investment Corp.(2)	16,460	$176,451
Annaly Capital Management, Inc.	16,133	360,734
		$537,185
Multi-Utilities — 0.0%†
Public Service Enterprise Group, Inc.	1,970	$158,191
		$158,191
Office REITs — 0.0%†
BXP, Inc.(2)	1,867	$125,985
Vornado Realty Trust	2,109	70,188
		$196,173
Oil, Gas & Consumable Fuels — 0.0%†
CNX Resources Corp.(1)	7,818	$287,468
		$287,468
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	2,264	$182,841
		$182,841
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	6,589	$176,124
Security	Shares	Value
Personal Care Products (continued)
e.l.f. Beauty, Inc.(1)	3,265	$ 248,271
Estee Lauder Cos., Inc., Class A	4,617	483,492
Kenvue, Inc.	42,071	725,725
		$ 1,633,612
Pharmaceuticals — 2.4%
Corcept Therapeutics, Inc.(1)	3,194	$ 111,151
Eli Lilly & Co.	19,434	20,885,331
Jazz Pharmaceuticals PLC(1)	654	111,180
Zoetis, Inc.	12,080	1,519,906
		$22,627,568
Professional Services — 1.0%
Amentum Holdings, Inc.(1)	8,786	$254,794
Automatic Data Processing, Inc.	8,861	2,279,315
Booz Allen Hamilton Holding Corp.	2,858	241,101
Broadridge Financial Solutions, Inc.	3,586	800,288
Dayforce, Inc.(1)	5,211	360,393
Equifax, Inc.	4,180	906,976
ExlService Holdings, Inc.(1)	5,799	246,110
FTI Consulting, Inc.(1)	875	149,476
Genpact Ltd.	4,091	191,377
Parsons Corp.(1)	3,547	219,205
Paychex, Inc.	8,600	964,748
Paycom Software, Inc.	2,004	319,357
Paylocity Holding Corp.(1)	1,935	295,088
SS&C Technologies Holdings, Inc.	4,694	410,349
TransUnion	6,216	533,022
UL Solutions, Inc., Class A	2,691	212,212
Verisk Analytics, Inc.	4,222	944,419
		$9,328,230
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	7,435	$1,195,473
CoStar Group, Inc.(1)	14,012	942,167
Zillow Group, Inc., Class C(1)	3,018	205,888
		$2,343,528
Residential REITs — 0.2%
AvalonBay Communities, Inc.	483	$87,573
Camden Property Trust	2,115	232,819
Equity LifeStyle Properties, Inc.	3,349	202,983
Essex Property Trust, Inc.	750	196,260
Invitation Homes, Inc.	14,347	398,703
Mid-America Apartment Communities, Inc.	1,219	169,331
Sun Communities, Inc.	3,780	468,380
UDR, Inc.	7,158	262,555
		$2,018,604

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs — 0.1%
Kite Realty Group Trust	10,416	$ 249,672
Phillips Edison & Co., Inc.	3,374	120,013
Regency Centers Corp.	1,621	111,898
Simon Property Group, Inc.	2,129	394,099
		$ 875,682
Semiconductors & Semiconductor Equipment — 17.3%
Advanced Micro Devices, Inc.(1)	40,915	$ 8,762,356
Allegro MicroSystems, Inc.(1)	7,746	204,340
Analog Devices, Inc.	11,287	3,061,034
Applied Materials, Inc.	20,407	5,244,395
Astera Labs, Inc.(1)	4,219	701,873
Broadcom, Inc.	101,905	35,269,321
Cirrus Logic, Inc.(1)	1,975	234,038
Enphase Energy, Inc.(1)	6,022	193,005
Entegris, Inc.	3,181	267,999
First Solar, Inc.(1)	2,648	691,737
KLA Corp.	3,420	4,155,574
Lam Research Corp.	32,388	5,544,178
Lattice Semiconductor Corp.(1)	5,002	368,047
MACOM Technology Solutions Holdings, Inc.(1)	1,699	291,005
Marvell Technology, Inc.	15,327	1,302,488
Microchip Technology, Inc.	6,929	441,516
Micron Technology, Inc.	12,427	3,546,790
MKS, Inc.	894	142,861
Monolithic Power Systems, Inc.	1,322	1,198,208
NVIDIA Corp.	453,615	84,599,198
ON Semiconductor Corp.(1)	11,643	630,468
Qorvo, Inc.(1)	3,704	313,025
QUALCOMM, Inc.	15,446	2,642,038
Rambus, Inc.(1)	4,276	392,922
Teradyne, Inc.	3,706	717,333
Texas Instruments, Inc.	13,237	2,296,487
Universal Display Corp.	2,369	276,652
		$163,488,888
Software — 13.8%
ACI Worldwide, Inc.(1)	3,625	$173,311
Adobe, Inc.(1)	11,025	3,858,640
AppFolio, Inc., Class A(1)	968	225,205
AppLovin Corp., Class A(1)	5,806	3,912,199
Atlassian Corp., Class A(1)	5,167	837,777
Autodesk, Inc.(1)	5,860	1,734,619
Bentley Systems, Inc., Class B	5,818	222,044
Box, Inc., Class A(1)	8,229	246,129
Cadence Design Systems, Inc.(1)	7,263	2,270,269
CCC Intelligent Solutions Holdings, Inc.(1)	32,302	256,801
Clearwater Analytics Holdings, Inc., Class A(1)	12,019	289,898
Commvault Systems, Inc.(1)	2,215	277,672
Confluent, Inc., Class A(1)	11,085	335,210
Security	Shares	Value
Software (continued)
CrowdStrike Holdings, Inc., Class A(1)	6,346	$ 2,974,751
Datadog, Inc., Class A(1)	8,946	1,216,567
Docusign, Inc.(1)	6,211	424,832
Dolby Laboratories, Inc., Class A	2,056	132,036
Dropbox, Inc., Class A(1)	9,651	268,298
Dynatrace, Inc.(1)	11,206	485,668
Elastic NV(1)	3,506	264,493
Fair Isaac Corp.(1)	738	1,247,678
Fortinet, Inc.(1)	16,789	1,333,214
Gen Digital, Inc.	20,145	547,743
Guidewire Software, Inc.(1)	2,481	498,706
HubSpot, Inc.(1)	1,542	618,805
Intuit, Inc.	7,032	4,658,137
Manhattan Associates, Inc.(1)	2,127	368,630
MARA Holdings, Inc.(1)(2)	15,510	139,280
Microsoft Corp.	143,158	69,234,072
Nutanix, Inc., Class A(1)	8,279	427,941
Oracle Corp.	42,760	8,334,352
Palo Alto Networks, Inc.(1)	18,169	3,346,730
PTC, Inc.(1)	3,448	600,676
Q2 Holdings, Inc.(1)	2,993	215,975
Qualys, Inc.(1)	1,880	249,852
Roper Technologies, Inc.	2,731	1,215,650
Salesforce, Inc.	23,733	6,287,109
Samsara, Inc., Class A(1)	9,972	353,507
SentinelOne, Inc., Class A(1)	18,860	282,900
ServiceNow, Inc.(1)	26,790	4,103,960
SPS Commerce, Inc.(1)	1,814	161,682
Synopsys, Inc.(1)	4,930	2,315,720
Tyler Technologies, Inc.(1)	1,449	657,774
Varonis Systems, Inc.(1)	5,248	172,134
Workday, Inc., Class A(1)	6,132	1,317,031
Zscaler, Inc.(1)	3,143	706,924
		$129,802,601
Specialized REITs — 0.8%
American Tower Corp.	8,984	$1,577,321
Crown Castle, Inc.	9,498	844,087
CubeSmart	2,192	79,022
Digital Realty Trust, Inc.	4,221	653,031
Equinix, Inc.	2,467	1,890,117
Extra Space Storage, Inc.	1,416	184,392
Iron Mountain, Inc.	8,518	706,568
Lamar Advertising Co., Class A	1,299	164,427
National Storage Affiliates Trust	3,950	111,430
Public Storage	2,655	688,972
SBA Communications Corp.	3,094	598,472
		$7,497,839
Specialty Retail — 2.3%
AutoZone, Inc.(1)	434	$1,471,911

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Boot Barn Holdings, Inc.(1)	940	$ 165,882
Burlington Stores, Inc.(1)	1,631	471,114
Carvana Co.(1)	3,229	1,362,703
Dick's Sporting Goods, Inc.	382	75,625
Five Below, Inc.(1)	1,355	255,228
Floor & Decor Holdings, Inc., Class A(1)(2)	2,480	151,007
GameStop Corp., Class A(1)	12,267	246,321
Home Depot, Inc.	18,079	6,220,984
Lowe's Cos., Inc.	7,472	1,801,947
O'Reilly Automotive, Inc.(1)	21,174	1,931,280
Ross Stores, Inc.	6,690	1,205,137
TJX Cos., Inc.	26,630	4,090,634
Tractor Supply Co.	10,654	532,806
Ulta Beauty, Inc.(1)	1,315	795,588
Urban Outfitters, Inc.(1)	1,483	111,611
Williams-Sonoma, Inc.	3,408	608,635
		$21,498,413
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.	289,741	$78,768,988
Dell Technologies, Inc., Class C	5,078	639,219
NetApp, Inc.	2,597	278,113
Pure Storage, Inc., Class A(1)	10,034	672,378
		$80,358,698
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(1)(2)	1,777	$151,969
Deckers Outdoor Corp.(1)	4,418	458,014
lululemon Athletica, Inc.(1)	2,855	593,298
NIKE, Inc., Class B	9,877	629,264
Ralph Lauren Corp.	907	320,724
Tapestry, Inc.	4,195	535,995
		$2,689,264
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	1,437	$368,978
Core & Main, Inc., Class A(1)	7,069	367,376
Fastenal Co.	30,522	1,224,848
Ferguson Enterprises, Inc.	3,623	806,588
FTAI Aviation Ltd.	3,589	706,495
GATX Corp.	938	159,085
QXO, Inc.(1)(2)	9,410	181,519
SiteOne Landscape Supply, Inc.(1)	1,725	214,866
United Rentals, Inc.	1,726	1,396,886
W.W. Grainger, Inc.	1,113	1,123,073
Watsco, Inc.	757	255,071
		$6,804,785
Security	Shares	Value
Water Utilities — 0.0%†
American Water Works Co., Inc.	1,682	$ 219,501
		$ 219,501
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	9,258	$ 1,879,744
		$ 1,879,744
Total Common Stocks (identified cost $543,123,039)		$937,935,135

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.3%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(5)	2,729,785	$ 2,729,785
Total Affiliated Fund (identified cost $2,729,785)		$ 2,729,785
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(6)	429,293	$ 429,293
Total Securities Lending Collateral (identified cost $429,293)		$ 429,293
Total Short-Term Investments (identified cost $3,159,078)		$ 3,159,078
Total Investments — 99.8% (identified cost $546,283,283)		$941,095,379
Other Assets, Less Liabilities — 0.2%		$ 2,072,555
Net Assets — 100.0%		$943,167,934

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $3,100,130 and the total market value of the collateral received by the Fund was $3,216,921, comprised of cash of $429,293 and U.S. government and/or agencies securities of $2,787,628.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of December 31, 2025.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$1,166
		$1,166

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,729,785, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,718,172	$50,776,396	$(49,764,783)	$ —	$ —	$2,729,785	$26,089	2,729,785

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$937,935,135(2)	$ —	$ —	$937,935,135
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	2,729,785	—	—	2,729,785
Securities Lending Collateral	429,293	—	—	429,293
Total Investments	$941,094,213	$ —	$1,166	$941,095,379

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.